Reconciliation of operating profit/(loss) to headline operating profit	6 Months Ended
Jun. 30, 2021
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Reconciliation of operating profit/(loss) to headline operating profit
20.	Reconciliation of operating profit/(loss) to headline operating profit

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020 1
	£m	£m
Operating profit/(loss)	483.6	(2,750.6)
Amortisation and impairment of acquired intangible assets	30.1	53.1
Goodwill impairment	—	2,812.9
Losses/(gains) on disposal of investments and subsidiaries	1.0	(16.0)
Investment and other write-downs	—	225.7
Litigation settlement	21.7	—
Restructuring and transformation costs	34.3	17.9
Restructuring costs in relation to COVID-19	19.7	39.3
Headline operating profit	590.4	382.3
Note
1	Figures have been restated as described in the accounting policies.
Headline operating profit is one of the metrics that management uses to assess the performance of the business.